WARRANTS (Tables)	12 Months Ended
Dec. 31, 2025
Warrants
Schedule of warrant activity

	Number of Warrants	Weighted Average Exercise Price
Balance at January 1, 2025	1,050	$3,538.93
Granted	200,001	6.00
Exercised	–	–
Expired	(3)	27,000.00
Balance at December 31, 2025	201,048	24.05
Warrants Exercisable at December 31, 2025	67,714	$62.54

	Number of Warrants	Weighted Average Exercise Price
Balance at January 1, 2024	1,056	$3,521.12
Granted	–	–
Exercised	–	–
Expired	(6)	405.00
Balance at December 31, 2024	1,050	3,538.93
Warrants Exercisable at December 31, 2024	1,050	$3,538.93